Investments - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended			6 Months Ended		12 Months Ended
	Jul. 27, 2021	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021	Mar. 31, 2020	Jul. 31, 2020	Apr. 30, 2020	Sep. 29, 2017
Investments [Line Items]
Aggregate fair value investment		$ 436,780			$ 436,780		$ 188,978	$ 93,445
Carrying value of long-term investment		$ 0			$ 0		$ 100,563	$ 0
Common stock		684,789,169			684,789,169		651,576,293	628,779,048
Datavant Merger [Member]
Investments [Line Items]
Proceeds from Sale of Investment	$ 320,000
Gain On Measurement Of Investment		$ 443,800			$ 443,800
Datavant Merger [Member] | Combined Company [Member]
Investments [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent		17.00%			17.00%
Other Investments [Member]
Investments [Line Items]
Aggregate fair value investment		$ 9,800			$ 9,800		$ 11,100	$ 8,900
Arbutus Biopharma Corporation [Member]
Investments [Line Items]
Common stock Owned, Balance, Shares of Arbutus		16,013,540			16,013,540		16,013,540	16,013,540
Preferred stock Owned, Balance, Shares of Arbutus		1,164,000			1,164,000		1,164,000	1,164,000
Premium on the conversion price, percentage											15.00%
Annual compounded conversion rate for preferred share		8.75%			8.75%		8.75%
Conversion price		$ 7.13			$ 7.13		$ 7.13
Closing price											$ 6.20
Aggregate fair value investment		$ 166,700			$ 166,700		$ 129,400	$ 39,200
Unrealized gain (loss) on investments			$ 48,900	$ 50,900	$ 37,300	$ 82,400	$ 90,200	$ (99,900)
Closing price of common stock		$ 4.29			$ 4.29		$ 3.33	$ 1.01
Equity method investment ownership percentage		29.00%			29.00%
Common stock		16,013,540			16,013,540		16,013,540	16,013,540
Preferred stock		1,164,000			1,164,000		1,164,000	1,164,000
Sio Gene Therapies Inc [Member]
Investments [Line Items]
Ownership interest, percentage		25.00%			25.00%
Aggregate fair value investment		$ 40,300			$ 40,300		$ 48,500	$ 45,300
Unrealized gain (loss) on investments		$ (10,400)		$ 33,400	$ (8,200)	$ 40,500	$ 3,200	$ (31,600)
Closing price of common stock		$ 2.17			$ 2.17		$ 2.61	$ 2.44
Gain on deconsolidation								$ 107,300
Datavant Holdings, Inc [Member]
Investments [Line Items]
Aggregate fair value investment	$ 224,100	$ 220,000			$ 220,000					$ 99,000
Unrealized gain (loss) on investments		$ (4,100)			$ (4,100)
Gain on deconsolidation							$ 86,500
Preferred stock issued and sold										13,411,311
Carrying value of long-term investment									$ 100,600
Datavant Holdings, Inc [Member] | Series B Preferred Stock [Member]
Investments [Line Items]
Gross proceeds from issuance of stock										$ 27,200
Preferred stock issued and sold									639,140	1,065,234
Total purchase price										$ 2,500
Issued relating to the conversion of certain liability instruments										1,800,253